Warrant liabilities - Additional Information (Details) - $ / shares		6 Months Ended
	May 18, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of warranty liabilities [line items]
Par value per share		$ 1	$ 0.0001
Class A Ordinary Share [Member]
Disclosure of warranty liabilities [line items]
Number of shares issued and fully paid		22,384,585
Par value per share		$ 1.29
NASDAQ INTERMARKET [Member]
Disclosure of warranty liabilities [line items]
Class of warrants or rights excecrise price per share		$ 8.91
Class of warrants or rights date from which the warrants or rights are excercisable	Jun. 17, 2022
Class of warrants or rights date of expiry of warrants or rights	May 18, 2027
Recapitalization [member] | NASDAQ INTERMARKET [Member]
Disclosure of warranty liabilities [line items]
Class of warrants or rights issued during the period units		17,352,363